Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Patent costs	$ 198,000	$ 139,000
Payable costs	10,000
Cost of services	$ 4,054,000	$ 1,163,000
Father-in-Law of the Chief Executive Officer [Member] | law firm [Member]
Related Party Transactions [Line Items]
Not controlled ownership percentage	10.00%
Chief Executive Officer [Member] | law firm [Member]
Related Party Transactions [Line Items]
Ownership percentage	10.00%	10.00%